Schedule of Investments

September 30, 2025
(unaudited)
	Shares	Value (a)
Common Stocks — 99.5%
Energy — 79.6%
Equipment & Services — 5.6%
Baker Hughes Company	376,900	$18,362,568
Halliburton Company	158,353	3,895,484
Schlumberger N.V.	355,233	12,209,358
TechnipFMC plc	62,800	2,477,460
		36,944,870
Exploration & Production — 16.0%
APA Corporation	56,000	1,359,680
Canadian Natural Resources Limited	97,000	3,100,120
Chord Energy Corporation	225	22,358
ConocoPhillips	447,303	42,310,391
Coterra Energy Inc.	120,800	2,856,920
Devon Energy Corporation	299,400	10,496,964
Diamondback Energy, Inc.	35,500	5,080,050
EOG Resources, Inc.	141,367	15,850,068
EQT Corporation	220,500	12,001,815
Expand Energy Corporation	46,400	4,929,536
Ovintiv Inc.	72,800	2,939,664
Texas Pacific Land Corporation	5,150	4,808,246
		105,755,812
Integrated Oil & Gas — 39.3%
Cenovus Energy Inc.	228,100	3,875,419
Chevron Corporation	632,724	98,255,710
Exxon Mobil Corporation	1,301,455	146,739,051
Occidental Petroleum Corporation	250,451	11,833,810
		260,703,990
Refining & Marketing — 8.8%
Marathon Petroleum Corporation	112,512	21,685,563
Phillips 66	159,475	21,691,789
Valero Energy Corporation	88,900	15,136,114
		58,513,466
Storage & Transportation — 9.9%
Cheniere Energy, Inc.	17,600	4,135,648
Kinder Morgan, Inc.	696,692	19,723,351
ONEOK, Inc.	168,500	12,295,445
Targa Resources Corp.	41,600	6,969,664
Williams Companies, Inc.	350,050	22,175,668
		65,299,776

Schedule of Investments (continued)

September 30, 2025
(unaudited)
	Shares	Value (a)
Materials — 19.9%
Chemicals — 12.1%
Air Products and Chemicals, Inc.	20,600	$5,618,032
Albemarle Corporation	7,200	583,776
CF Industries Holdings, Inc.	51,569	4,625,739
Corteva Inc.	91,945	6,218,240
Dow, Inc.	63,945	1,466,259
DuPont de Nemours, Inc.	78,626	6,124,965
Eastman Chemical Company	8,400	529,620
Ecolab Inc.	44,400	12,159,384
International Flavors & Fragrances Inc.	20,206	1,243,477
Linde plc	61,500	29,212,500
LyondellBasell Industries N.V.	20,600	1,010,224
Mosaic Company	21,201	735,251
PPG Industries, Inc.	18,100	1,902,491
Sherwin-Williams Company	25,200	8,725,752
		80,155,710
Construction Materials — 1.8%
Martin Marietta Materials, Inc.	5,400	3,403,512
Vulcan Materials Company	26,600	8,182,692
		11,586,204
Containers & Packaging — 1.8%
Amcor plc	196,400	1,606,552
Avery Dennison Corporation	5,400	875,718
Ball Corporation	23,300	1,174,786
Crown Holdings, Inc.	32,400	3,129,516
International Paper Company	40,900	1,897,760
Packaging Corporation of America	7,400	1,612,682
Smurfit Westrock plc	41,300	1,758,141
		12,055,155
Metals & Mining — 4.2%
Freeport-McMoRan, Inc.	222,200	8,714,684
Newmont Corporation	125,300	10,564,043
Nucor Corporation	54,000	7,313,220
Steel Dynamics, Inc.	11,026	1,537,355
		28,129,302
Total Common Stocks
(Cost $503,158,377)		659,144,285

Schedule of Investments (continued)

September 30, 2025
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Class, 4.12% (b)	5,799,590	$5,801,329
Northern Institutional Funds Treasury Portfolio, Premier Class, 3.95% (b)	369,788	369,788
Total Short-Term Investments
(Cost $6,171,137)		6,171,117
Total — 100.4% of Net Assets
(Cost $509,329,514)		665,315,402
Other Assets Less Liabilities — (0.4)%		(2,666,180)
Net Assets — 100.0%		$662,649,222

Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Eaton Corporation plc (9,400 shares)	10/6/2026	$3,263,277	$243,348	$ —
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Materials Select Sector SPDR Fund (35,800 shares)	10/6/2026	(3,263,961)	49,181	—
Gross unrealized gain (loss) on open total return swap agreements					$292,529	$ —
Net unrealized gain on open total return swap agreements (c)					$292,529

(a)
Common stocks and warrants are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(c)
Counterparty for all open total return swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.